Document and Entity Information	Jun. 30, 2020
Document And Entity Information [Line Items]
Document Type	8-K12B
Entity Registrant Name	OFFICE DEPOT INC
Current Fiscal Year End Date	--12-28
Amendment Flag	false
Entity Central Index Key	0000800240
Document Period End Date	Jun. 30, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10948
Entity Tax Identification Number	85-1457062
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	(561)
Local Phone Number	438-4800
Entity Information, Former Legal or Registered Name	Office Depot, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true